ACCOUNTS RECEIVABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

As of September 30, 2023, and December 31, 2022, accounts receivable consisted of the following:

	September 30,	December 31,
	2023	2022

Accounts receivable	$670,321	$478,680
Accounts receivable - related parties	-	5,100
Allowance for doubtful accounts	(115,977)	(247,410)
Total accounts receivable	$554,344	$236,370

The Company recorded a reserve of approximately 90% against the entire balance of accounts receivable and loans due from related parties as of September 30, 2023. See Note 11 for additional information on related party transactions related to receivables.

NOTE 3 – ACCOUNTS RECEIVABLE

As of December 31, 2022, and December 31, 2021, accounts receivable consisted of the following:

	December 31,	December 31
	2022	2021

Accounts receivable	$478,680	$144,246
Accounts receivable, related parties*	5,100	137,297
Allowance for doubtful accounts	(247,410)	-
Total accounts receivable	$236,370	$281,543

Accounts receivable, related parties includes $0 and $132,147 as of December 31, 2022, and December 31, 2021, respectively, due from UST Mexico, Inc. See Note 11 for additional information on related party transactions related to receivables.